Stock Option Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Fair Value of Award Granted Using Black-Scholes Option Pricing Model

The fair value of each award granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions for the year ended December 31, 2014:

Year Ended December 31, 2014
Expected life (years)	5.8 – 6.1
Risk-free interest rate	1.6% – 1.8%
Volatility	43% – 59%
Dividend rate	0%